Expense Example - FidelityTelecomandUtilitiesFund-RetailPRO - FidelityTelecomandUtilitiesFund-RetailPRO - Fidelity Telecom and Utilities Fund - Fidelity Telecom and Utilities Fund	Mar. 30, 2024 USD ($)
Expense Example:
1 year	$ 77
3 years	240
5 years	417
10 years	$ 930